ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($)							12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 30, 2019	Dec. 19, 2019	Mar. 22, 2019	Jan. 04, 2019	Dec. 31, 2019	Jun. 30, 2020
Indian Natural Gas Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					24.00%
Total consideration					$ 443,000,000
Equity funded consideration					226,000,000
Asset level debt raised					217,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							$ 3,000,000
Cash					443,000,000
Indian Natural Gas Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration					1,879,000,000
Equity funded consideration					959,000,000
Asset level debt raised					$ 920,000,000
Australian Data Center Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						29.00%
Total consideration						$ 78,000,000
Equity funded consideration						48,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							11,000,000
Goodwill expected to be deductible for tax purposes						0
Cash						78,000,000
Australian Data Center Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration						272,000,000
Equity funded consideration						$ 166,000,000
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	29.00%
Total consideration	$ 377,000,000	$ 377,000,000					377,000,000
Equity funded consideration	246,000,000	246,000,000					246,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							8,000,000
Cash	377,000,000	377,000,000					377,000,000
Western Canadian Natural Gas Gathering and Processing Operation [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration	1,300,000,000	1,300,000,000					1,300,000,000
Equity funded consideration	$ 861,000,000	861,000,000					861,000,000
North American Rail Operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			9.00%
Total consideration			$ 602,000,000
Equity funded consideration			502,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							38,000,000
Goodwill expected to be deductible for tax purposes			0
Cash			602,000,000
North American Rail Operation | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			6,500,000,000
Equity funded consideration			$ 5,400,000,000
U.K. Telecommunications [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				25.00%
Total consideration				$ 141,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							$ 6,000,000
Cash				73,000,000
Increase through business combinations, deferred tax liability		$ 25,000,000
Deferred consideration, acquisition-date fair value				68,000,000
U.K. Telecommunications [Member] | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration				564,000,000
Cash				293,000,000
Deferred consideration, acquisition-date fair value				$ 270,000,000
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Total consideration								$ 54,000,000
Cash								$ 24,000,000